Note 17 - Redeemable Non-controlling Interests - Reconciliation of the Beginning and Ending NCI Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Balance	$ 1,152,618	$ 1,072,066
RNCI redemption increment	63,608	21,243
Distributions paid to RNCI	(70,771)	(71,618)
Purchase of interests from RNCI	(78,156)	(17,189)
Sale of interests to RNCI	30,674	12,664
Disposal of operations (note 5)	(493)	0
RNCI recognized on warehouse fund assets (note 6)	0	48,877
RNCI recognized on warehouse fund assets (note 6)	0	(49,500)
Balance	1,285,046	1,152,618
Non-controlling Interest Share of Earnings [Member]
RNCI share of earnings	57,469	53,958
Non-controlling Interest Redemption Increment [Member]
RNCI redemption increment	63,608	21,243
Non-controlling Interest Distributions Paid to NCI [Member]
Distributions paid to RNCI	(70,871)	(71,700)
Non-controlling Interest Recognized on Business Acquisitions [Member]
RNCI recognized on business acquisitions	$ 130,197	$ 82,199